RELATED PARTY TRANSACTIONS - Transactions with Hygo and Affiliates - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Operating income (loss)		$ 125,653	$ 60,659	$ 114,486
Hygo | Voyage, Charter Hire And Commission Expenses
Related Party Transaction [Line Items]
Operating income (loss)		(2,100)	1,600
Hygo | Debt Guarantee [Member]
Related Party Transaction [Line Items]
Guarantor Obligations, Current Carrying Value	$ 396,600	422,300	396,600
Hygo | Other
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		0	(2)	(247)
Loan to related party	$ 7,000		7,000
Hygo | Other | LIBOR
Related Party Transaction [Line Items]
Related party transaction, rate	5.00%
Hygo | Debt guarantee compensation
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		$ 3,826	$ 693	$ 861